SHARE CAPITAL AND SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Share-Based Payments [Abstract]
Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2025 and 2024:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2023	2,204,498	3,050,646
Granted	1,151,110	396,900
Settled	(684,819)	(153,355)
Forfeited	(121,250)	(242,255)
Outstanding – December 31, 2024	2,549,539	3,051,936
Granted	1,317,913	434,700
Settled	(1,952,191)	(1,364,297)
Forfeited	(109,459)	(359,466)
Outstanding – December 31, 2025	1,805,802	1,762,873
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2025 and 2024:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2023	899,667	737,200
Granted	650,400	43,800
Settled	(305,631)	—
Forfeited	(149,001)	(72,000)
Outstanding – December 31, 2024	1,095,435	709,000
Granted	685,300	96,200
Settled	(459,779)	(580,000)
Forfeited	(142,588)	(107,800)
Outstanding – December 31, 2025	1,178,368	117,400
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2025 and 2024:

Number of DSUs
Outstanding – December 31, 2023	332,242
Granted	87,545
Redeemed	(32,646)
Outstanding – December 31, 2024	387,141
Granted	73,226
Redeemed	(158,542)
Outstanding – December 31, 2025	301,825

Schedule of Number and Weighted Average Exercise Prices of Share Options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2025 and 2024:

	Note	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2023		1,097,150	$5.64
Exercised		(636,024)	5.23
Expired/forfeited		(38,998)	5.12
Outstanding – December 31, 2024		422,128	6.31
Issued in connection with Calibre Acquisition	5(a)	9,882,760	4.04
Exercised		(2,258,949)	3.90
Expired/forfeited		(246,331)	10.33
Outstanding and exercisable – December 31, 2025		7,799,608	$3.99

Schedule of Share Based Compensation
The following table summarizes the Company’s share-based compensation for continuing operations recognized during the years ended December 31, 2025 and 2024:

	2025	2024
RSUs and pRSUs	$25,112	$12,416
DSUs	3,856	480
Stock options	318	—
Total share-based compensation	$29,286	$12,896

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$14,305	$9,258
Operating expense	312	150
Capitalized within construction-in-progress	—	690
Cash-settled
General and administration expense	4,720	538
Operating expense	5,357	2,260
Care and maintenance expense	4,592	—
Total share-based compensation	$29,286	$12,896